Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 4,415	$ 3,428
Other comprehensive income	5,520	986
Unrealized net gain related to short-term investments	1	1
Net current period other comprehensive income	5,521	987
Balance	9,936	4,415
Cumulative Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	4,415	3,429
Other comprehensive income	5,520	986
Net current period other comprehensive income	5,520	986
Balance	9,935	4,415
Unrealized Gains and Losses on Derivative Instruments and Short-term Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(1)
Unrealized net gain related to short-term investments	1	1
Net current period other comprehensive income	1	$ 1
Balance	$ 1